Filed with the Securities and Exchange Commission on September 9, 2014

1933 Act Registration File No.   333-173481
1940 Act File No. 811-22548

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[	X	]
Post-Effective Amendment No.	8	[		]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	9	[	X	]

(Check appropriate box or boxes.)

WALL STREET EWM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

Evercore Wealth Management, LLC
55 East 52nd Street, 23rd Floor, New York, New York 10055
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 822-7620

Frederick Taylor, President
Wall Street EWM Funds Trust
c/o Evercore Wealth Management, LLC
55 East 52nd Street, 23rd Floor, New York, New York 10055
 (Name and Address of Agent for Service)

Copies of all communications to:

Rachel A. Spearo, Esq.	Mark Amorosi
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan, 2nd Floor	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On September 30, 2014 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 7 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, on July 1, 2014 and pursuant to Rule 485(a)(2) would have become effective on September 14, 2014.

This Post-Effective Amendment No. 8 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 30, 2014 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 8 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 8 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 9th day of September, 2014.

By: /s/ Ruth P. Calaman
Ruth P. Calaman
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to its Registration Statement has been signed below on September 9, 2014 by the following persons in the capacities indicated.

Frederick Taylor* Frederick Taylor	Chairman, President and Trustee
Laird I. Grant* Laird I. Grant	Independent Trustee
Susan Suvall* Susan Suvall	Independent Trustee
/s/ Ruth P. Calaman Ruth P. Calaman	Executive Vice President, Secretary and Chief Compliance Officer
John J. Rendinaro* John J. Rendinaro	Executive Vice President, Chief Operations Officer and Treasurer
* By: /s/ Ruth P. Calaman Ruth P. Calaman Attorney-in-Fact pursuant to Power of Attorney filed herewith.